UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     September 30, 2007
                                                   ------------------

Check here if Amendment [  ]; Amendment Number:
                                                   ------------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisers, Inc.
                -----------------------------
Address:        225 Friend Street
                -----------------------------
                Suite 801
                -----------------------------
                Boston, MA 02114
                -----------------------------

Form 13F File Number:     28-10779
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           George Putnam, III
                -----------------------------
Title:          President
                -----------------------------
Phone:          617.573.9550
                -----------------------------

Signature, Place and Date of Signing:


        /s/ George Putnam, III            Boston, MA            October 29, 2007
     -----------------------------    -------------------     -----------------
             [Signature]                 [City, State]              [Date]


Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

                              FORM 13F SUMMARY PAGE


                                             Report Summary:

Number of Other Included Managers:                 0
                                            ----------------

Form 13F Information Table Entry Total:           46
                                            ----------------

Form 13F Information Table Value Total:         149,609
                                            ----------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

New Generation Advisers, Inc. September 30, 2007


                           Title of                   Value                 Investment   Other       Voting      Voting    Voting
Name of Issuer              Class       CUSIP       ($1,000)    Shares      Discretion  Managers      Sole       Shared     None
--------------             -------      -----       --------    ------      ----------  --------     ------      ------    ------

Ace Aviation Holdings 	  Class A	G0070K103    6,751	  252,204   Sole	None	       252,204
Acme Communications 	   Common	004631107    2,979	  769,796   Sole	None	       769,796
AMR Corporation 	   Common	001765106    1,297	   58,180   Sole	None	        58,180
Armstrong World 	   Common	04247X102    3,800	   93,612   Sole	None	        93,612
Avanex	                   Common	05348W109    4,051      2,470,000   Sole	None	     2,470,000
Bookham 	           Common	09856E105    5,234      1,960,200   Sole	None	     1,960,200
Brocade Communication	   Common	111621306    5,109	  596,860   Sole	None	       596,860
Conexant Systems 	   Common	207142100    3,209      2,674,525   Sole	None	     2,674,525
Continental Airlines 	  Class B	210795308    1,720	   52,075   Sole	None	        52,075
Covad Communications 	   Common	222814204    2,273	3,392,438   Sole	None	     3,392,438
DDI 	                   Common	233162502    1,884	  284,986   Sole	None	       284,986
Delta Air Lines	           Common	247361702    7,329	  408,327   Sole	None	       408,327
Electroglas 	           Common	285324109    2,254	  980,139   Sole	None	       980,139
Exide	                   Common	302051206    4,419	  679,819   Sole	None	       679,819
Finisar 	           Common	31787A101    4,511	1,611,000   Sole	None	     1,611,000
Global Industries	   Common	379336100    2,555	   99,175   Sole	None	        99,175
Goodyear Tire & Rubber	   Common	382550101    4,403	  144,780   Sole	None	       144,780
Grey Wolf	           Common	397888108    2,354	  359,415   Sole	None	       359,415
Harmonic 	           Common	413160102    4,736	  446,400   Sole	None	       446,400
Hayes Lemmerz	           Common	420781304    9,218	2,215,823   Sole	None	     2,215,823
Healthsouth	           Common	421924309    2,119	  121,030   Sole	None	       121,030
Horizon Offshore 	   Common	44043J204    4,552	  275,900   Sole	None	       275,900
Hovnanian Enterprises 	   Common	442487203    2,107	  190,000   Sole	None	       190,000
iBasis	                   Common	450732201    4,348	  404,474   Sole	None	       404,474
International Coal Group   Common	45928H106    3,226	  764,707   Sole	None	       764,707
JDS Uniphase 	           Common	46612J507    4,489	  300,049   Sole	None	       300,049
Kulicke and Soffa 	   Common	501242101    1,633	  192,600   Sole	None	       192,600
MAIR Holding	           Common	560635104    2,159	  364,147   Sole	None	       364,147
Mindspeed Technologies 	   Common	602682106    2,733	1,579,800   Sole	None	     1,579,800
Newpark Resources	   Common	651718504    2,692	  502,155   Sole	None	       502,155
Nortel Networks	           Common	656568508    2,245	  132,220   Sole	None	       132,220
Owens Corning 	           Common	690742101    3,068	  122,472   Sole	None	       122,472
Parker Drilling            Common	701081101    1,992	  245,275   Sole	None	       245,275
Portland General 	   Common	736508847    4,255	  153,056   Sole	None	       153,056
Revlon 	                  Class A	761525500    1,659	1,442,632   Sole	None	     1,442,632
Six Flags	           Common	83001P109      148	   42,750   Sole	None	        42,750
Sun-Times Media Group 	   Common	86688Q100    3,332	1,468,000   Sole	None	     1,468,000
Tellabs 	           Common	879664100    3,519	  369,660   Sole	None	       369,660
Terrestar	           Common	881451108    2,715	  281,882   Sole	None	       281,882
Time Warner 	          Class A	88732J108    4,355	  132,774   Sole	None	       132,774
U.S. Airways Group 	   Common	90341W108      675	   25,722   Sole	None	        25,722
Visteon 	           Common	92839U107    2,464	  478,450   Sole	None	       478,450
Vonage           	   Common	92886T201    2,638	2,561,130   Sole	None	     2,561,130
W.R. Grace 	           Common	38388F108    1,593	   59,300   Sole	None	        59,300
Zhone Technologies 	   Common	98950P108    3,237	2,719,944   Sole	None	     2,719,944
Zilog Inc.	           Common	989524301    1,570	  431,333   Sole	None	       431,333
                                                   -------
TOTAL			                           149,609

